DIGITAL ASSETS - Additional Detail Related to the Digital Assets (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 1,671,300	$ 1,997,400	$ 694,900
Digital intangible assets, current	2,123,860	2,547,581	972,429
Digital financial assets	514,479	359,665	74,386
Digital intangible assets, non-current	15,030	20,979	41,356
Total digital assets	2,653,369	2,928,225	1,088,171	$ 562,015
Collateral posted with counterparties, digital asset and fiat borrowings	117,600	53,700	50,800
Digital assets associated with decentralized finance protocols, support borrowings	23,200	124,900	123,000
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	1,020,200	1,480,900	528,300
Digital intangible assets, current	1,054,836	1,544,377	530,579
Digital financial assets	126,950	353,459	73,302
Digital intangible assets, non-current	4,957	75	41,356
Digital intangible assets	1,059,793	1,544,452	571,935
Digital financial assets	126,950	353,459	73,302
Total digital assets	1,186,743	1,897,911	645,237
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	471,000	451,400	112,600
Digital intangible assets, current	589,898	523,002	178,577
Digital financial assets	350,949	1,392	1,084
Digital intangible assets, non-current	10,073	20,904	0
Digital intangible assets	599,971	543,906	178,577
Digital financial assets	350,949	1,392	1,084
Total digital assets	950,920	545,298	179,661
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	195,059	85,874	56,674
Digital financial assets	0	0	0
Digital intangible assets, non-current	0	0	0
Total digital assets	195,059	85,874	56,674
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	284,067	394,328	206,599
Digital financial assets	36,580	4,814	0
Digital intangible assets, non-current	0	0	0
Total digital assets	320,647	399,142	206,599
Crypto Asset, Receipt Tokens
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	112,155	298,263	166,788
Digital financial assets	20,095	0	0
Digital intangible assets, non-current	0	0	0
Total digital assets	132,250	298,263	166,788
Crypto Asset, Other Digital Assets
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	171,912	96,065	39,811
Digital financial assets	16,485	4,814	0
Digital intangible assets, non-current	0	0	0
Total digital assets	$ 188,397	$ 100,879	$ 39,811